INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated amortization	$ (1,503,926)	$ (702,186)
Intangible assets, net	6,758,316	4,265,537
Patents [Member]
Intangible assets, gross	1,115,004	962,858
Licensed software [Member]
Intangible assets, gross	6,067,218	2,036,414
Software Development [Member]
Intangible assets, gross	$ 1,080,020	$ 1,968,451